Description of the Business	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Description of the Business
Note A—Description of the Business
Affiliates of AE Industrial Partners Fund II, LP (“
AE
”), a private equity firm specializing in aerospace, defense, space and government services, power generation, and specialty industrial markets, formed a series of acquisition vehicles on May 22, 2020, which included Lake Parent, LLC (“
Lake Parent
”), BigBear.ai Holdings, LLC, (“
BigBear
”), BigBear.ai Intermediate Holdings, LLC (“
BigBear Intermediate
”) and BigBear.ai, LLC, (“
BigBear.ai
”) with Lake Parent being the top holding company. BigBear.ai and BigBear Intermediate are wholly owned subsidiaries of BigBear.
On June 19, 2020, BigBear.ai acquired NuWave Solutions, LLC (“
NuWave
”). Subsequently, NuWave entered into an agreement with Open Solutions Group, LLC (“
Open Solutions
”) to acquire 100% of its equity on December 2, 2020. On December 21, 2020, NuWave acquired the Government Services division of ProModel Government Solutions Inc. (“
ProModel
”).
Separately, AE also formed a series of acquisition vehicles on October 8, 2020 which included PCISM Ultimate Holdings, LLC (“
PCISM Ultimate Holdings
”), PCISM Holdings, LLC, PCISM Intermediate Holdings, LLC, and PCISM Intermediate II Holdings, LLC. On October 23, 2020, PCISM Ultimate Holdings acquired PCI Strategic Management, LLC (“
PCI
” or “
Predecessor
”).
On December 21, 2020, BigBear.ai acquired 100% of the equity of PCI in a series of transactions which resulted in BigBear being a wholly owned subsidiary of PCISM Ultimate Holdings (“
Parent
”). These transactions left Lake Parent with no assets or operations, and it was dissolved.
The Predecessor is comprised of PCI before it was acquired by BigBear.ai. BigBear and its wholly owned subsidiaries, including NuWave, PCI, Open Solutions, and ProModel after their respective acquisition dates, are referred to as the “
Successor
” collectively with the Predecessor as the “
Company
.” The Company offers a comprehensive suite of solutions including artificial intelligence and machine learning, data science, advanced analytics, offensive and defensive cyber, data management, cloud solutions, digital engineering, and systems integration.

Note A – Description of the Business
Affiliates of AE Industrial Partners Fund II, LP (“
AE
”), a private equity firm specializing in aerospace, defense, space and government services, power generation, and specialty industrial markets, formed a series of acquisition vehicles on May 22, 2020, which included Lake Parent, LLC (“
Lake Parent”)
, BigBear.ai Holdings, LLC (“
BigBear
” or “
Successor
”), BigBear.ai Intermediate Holdings, LLC (“
BigBear Intermediate
”) and BigBear.ai, LLC (“
BigBear.ai
”) with Lake Parent being the top holding company. BigBear.ai and BigBear Intermediate are wholly owned direct or indirect subsidiaries of BigBear.
Separately, AE also formed a series of acquisition vehicles on October 8, 2020 which included BBAI Ultimate Holdings, LLC (formerly known as PCISM Ultimate Holdings, LLC) (“
BBAI Ultimate Holdings
”), PCISM Holdings, LLC (“
PCISM Holdings
”), PCISM Intermediate Holdings, LLC and PCISM Intermediate II Holdings, LLC.
Upon the formation of these acquisition vehicles and throughout 2020, BigBear Intermediate and its subsidiaries effected a number of acquisitions, including that of NuWave Solutions, LLC (“
NuWave
”), PCI Strategic Management, LLC (“
PCI
” or “
Predec
e
ssor
”), Open Solutions Group, LLC (“
Open Solutions
”), and the Government Services division of ProModel Government Solutions Inc. (“
ProModel
”).
The Predecessor Period reflects the results of PCI’s operations prior to its acquisition, and the Successor Period, including NuWave, PCI, Open Solutions, and ProModel (collectively, the “
Company
”), reflects the results of each entity’s operations subsequent to each acquisition. The Company offers a comprehensive suite of solutions including artificial intelligence (“AI”) and machine learning (“ML”), data science, advanced analytics, offensive and defensive cyber, data management, cloud solutions, digital engineering, and systems.

GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Description of the Business
1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
GigCapital4, Inc. (the “Company”) was incorporated in Delaware on December 4, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from December 4, 2020 (date of inception) through December 31, 2020 related to the Company’s formation and the preparation of its initial public offering (the “Proposed Offering”), as described in Note 3. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Offering. The Company has selected December 31 as its fiscal year end.
On February 8, 2021, the Company effected a 1.2:1 stock split of its common stock. All common stock share numbers and prices have been retroactively adjusted to reflect the stock split.
Sponsor, Founder and Proposed Financing
The Company’s sponsor is GigAcquisitions4, LLC, a Delaware limited liability company (the “Sponsor” and is sometimes referred to as the “Founder”). The Company intends to finance a Business Combination with proceeds from a $312,000,000 public offering (Note 3), and a $8,500,000 private placement with the Sponsor and a $1,560,000 private placement (or $2,496,000 private placement if the over-allotment option is exercised in full) with Oppenheimer & Co. Inc. (“Oppenheimer”) and Nomura Securities International, Inc. (“Nomura”) (collectively, the “Underwriters”) (Note 4). Upon the closing of the Proposed Offering and the private placement, $312,000,000 (or $358,800,000 if the Underwriters’ over-allotment option is exercised in full—Note 3) will be held in the Trust Account (discussed below).
The Trust Account
The funds in the Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Proposed Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the public shares included in the public units (as defined below) sold in the Proposed Offering if the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Offering; or (iii) the redemption of the Public Shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete the Business Combination within 24 months from the closing of the Proposed Offering.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Offering, although substantially all of the net proceeds of the Proposed Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less taxes payable on interest earned) at the time the Company signs a definitive agreement in connection with the Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to redeem their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval unless a vote is required by Nasdaq stock exchange rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest but less taxes payable. As a result, such shares of common stock are recorded at the redemption amount and classified as temporary equity. The amount in the Trust Account is initially anticipated to be $312,000,000 or $358,800,000 if the Underwriters’ over-allotment option is exercised in full.
The Company will have 24 months from the closing date of the Proposed Offering to complete a Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The Founder, the Underwriters, Ms. Hayes, one of the Company’s independent directors, and Mr. Weightman, the Company’s Chief Financial Officer, (the “Insiders” as it relates to Ms. Hayes and Mr. Weightman) have entered into letter agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their initial shares; however, if the Founder, the Underwriters or the Insiders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Proposed Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Public Unit in the Proposed Offering.
Going Concern Consideration
As of December 31, 2020, the Company had $150,000 in cash and a working capital deficit of $239,749. Further, the Company has no present revenue, its business plan is dependent on the completion of a financing and it expects to continue to incur significant costs in pursuit of its financing and acquisition plans. As described in Note 8, in February 2021, the Company consummated its initial public offering (“IPO”) and a private placement resulting in net proceeds of $361,954,526 of which $358,800,000 were placed in the Trust Account. As such, management believes that it has sufficient cash to fund its operations through at least March 31, 2022.

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
GigCapital4, Inc. (the “Company”) was incorporated in Delaware on December 4, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of September 30, 2021, the Company had not commenced any operations. All activity for the period from December 4, 2020 (date of inception) through September 30, 2021 relates to the Company’s formation and the initial public offering (the “Offering”), as described in Note 3, and identifying a target Business Combination, as described below. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Offering. The Company has selected December 31 as its fiscal year end.
On February 8, 2021, the Company effected a 1.2:1 stock split of its common stock. All common stock share numbers and prices have been retroactively adjusted to reflect the stock split.
On February 8, 2021, the registration statement on Form
S-1
(File
No. 333-252315),
as amended (the “Registration Statement”), relating to the Offering of the Company was declared effective by the U.S. Securities and Exchange Commission (“SEC”), and the Company subsequently filed, on February 8, 2021, a registration statement on Form
S-1MEF
(File
No. 333-252867)
pursuant to Rule 462(b) under the Securities Act, which was effective immediately upon filing in order to increase the size of the IPO. The Company concurrently entered into an underwriting agreement on February 8, 2021 to conduct the Offering, the closing of which was consummated on February 11, 2021 with the delivery of 35,880,000 units (the “Units”). The Units sold in the Offering consisted of the securities described in Note 3. The Offering generated gross proceeds of $358,800,000.
Simultaneously with the closing of the Offering, the Company consummated the closing of a private placement sale (the “Private Placement”) of 1,099,600 units (the “Private Placement Units”), at a price of $10.00 per Private Placement Unit. The Company’s sponsor, GigAcquisitions4, LLC, a Delaware limited liability company (the “Founder” or the “Sponsor”) purchased 850,000 Private Placement Units and Oppenheimer & Co. Inc. and Nomura Securities International, Inc. (collectively, the “Underwriters”) purchased 249,600 Private Placement Units in the aggregate. The Private Placement Units consisted of the securities described in Note 4. The closing of the Private Placement generated gross proceeds of $10,996,000 consisting of $8,500,000 from the sale of the Private Placement Units to the Founder and $2,496,000 from the sale of Private Placement Units to the Underwriters.
Following the closing of the Offering, net proceeds in the amount of $351,624,000 from the sale of the Units and proceeds in the amount of $7,176,000 from the sale of Private Placement Units, for a total of $358,800,000, were placed in a trust account (“Trust Account”), which is described further below.
Transaction costs for the Offering amounted to $20,397,899, consisting of $7,176,000 of underwriting fees, $12,558,000 of deferred underwriting fees and $663,899 of Offering costs. The Company’s remaining cash after payment of the Offering costs will be held outside of the Trust Account for working capital purposes.
The Trust Account
The funds in the Trust Account have been invested only in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 24 months from the closing of the Offering on February 11, 2021; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 24 months from the closing of the Offering on February 11, 2021.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward consummating a business combination with (or acquisition of) a target business (“Target Business”). As used herein, Target Business must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less taxes payable on interest earned at the time the Company signs a definitive agreement in connection with the Business Combination). There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable or (ii) provide stockholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to redeem their shares to the Company in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval unless a vote is required by Nasdaq rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable. As a result, such shares of common stock have been recorded at their redemption amount and classified as temporary equity. The amount held in the Trust Account as of September 30, 2021 was $358,817,210, which represents cash and marketable securities of $358,800,000 from the sale of 35,880,000 Units at $10.00 per Unit, net of underwriting fees of $7,176,000, the sale of 249,600 Private Placement Units to the Underwriters at $10.00 per Private Placement Unit, the sale of 850,000 Private Placement Units at $10.00 per Private Placement Unit to the Founder, net of cash reserved for operating needs of the Company, and $17,210 of interest income earned on these holdings.
Additionally, there was $2,950 of interest accrued, but not yet credited to the Trust Account, which was recorded in the condensed balance sheet as interest receivable on cash and marketable securities held in Trust Account as of September 30, 2021.
The Company will have 24 months from February 11, 2021, the closing date of the Offering, to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The Founder, the Underwriters, and Ms. Hayes and Mr. Weightman (the “Insiders” as it relates to Ms. Hayes and Mr. Weightman) have entered into letter agreements with the Company, pursuant to which they have agreed to waive their rights to participate in any redemption with respect to their initial shares; however, if the Founder, the Underwriters, the Insiders or any of the Company’s officers, directors or affiliates acquired shares of common stock after the Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit.
Merger Agreement
On June 4, 2021, the Company announced that it executed an Agreement and Plan of Merger (the “Merger Agreement”), dated June 4, 2021 (as amended on August 3, 2021), with GigCapital4 Merger Sub Corporation, a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), BigBear.ai Holdings, LLC, a Delaware limited liability company (“BigBear.ai”), and BBAI Ultimate Holdings, LLC, a Delaware limited liability company (“BBAI Holdings”).
On August 6, 2021, the Merger Agreement was amended to correct a scrivener’s error in the definition of “Company Equity Value,” namely, that such term referenced the pro forma enterprise value of the Company as opposed to the true equity value as agreed upon by and among the parties. The amount of the Company Equity Value as defined in the Merger agreement was corrected to $1,312,100,000 from the previously stated amount of $1,565,000,000.
The Mergers
Pursuant to the terms of the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Transactions”), a business combination between the Company and BigBear.ai will be effected through the merger of Merger Sub with and into BigBear.ai (the “First Merger”), with BigBear.ai being the surviving company of the First Merger (the “Initial Surviving Corporation”), and
immediately following the First Merger and as part of the same overall transaction as the First Merger, the Initial Surviving Company will merge with and into the Company (the “Second Merger” and, together with the First Merger, the “Mergers”), with the Company being the surviving company of the Second Merger (the “Ultimate Surviving Corporation”).
Merger Consideration and Conversion of Securities
At the effective time of the First Merger (the “First Effective Time”), each unit of limited liability company interest of BigBear.ai issued and outstanding immediately prior to the First Effective Time (other than units held in BigBear.ai’s treasury or owned by the Company, Merger Sub or BigBear.ai immediately prior to the First Effective Time) will be cancelled and automatically deemed for all purposes to represent the right to receive, in the aggregate (the “Aggregate Merger Consideration”), (i) in book entry, the Equity Merger Consideration, and (ii) $75,000,000, in each case without interest and otherwise in accordance with the terms of the Merger Agreement (as amended on August 3, 2021). The Equity Merger Consideration means a number of shares of common stock, par value $0.0001 per share, of the Company (“GigCapital4 Common Stock”) equal to the result of dividing (i) the difference of (A) $1,125,000,000, minus (B) $75,000,000, by (ii) 10.00. BBAI Holdings, as the sole member of BigBear.ai, shall be paid the Aggregate Merger Consideration.
At the effective time of the Second Merger (the “Second Effective Time”), each unit of limited liability company interest of the Initial Surviving Company issued and outstanding immediately prior to the Second Effective Time shall be cancelled and shall cease to exist without any conversion thereof or payment therefor, and the capital stock of the Company outstanding immediately prior to the Second Effective Time shall remain outstanding as the capital stock of the Ultimate Surviving Corporation, which, collectively with the Company’s 6.00% convertible senior notes due 2026 (the “Notes”) to be issued at the Second Effective Time (as further described below) and the warrants entitling the holders to purchase one share of GigCapital4 Common Stock per warrant (“GigCapital4 Warrants”), shall constitute one hundred percent (100%) of the outstanding equity securities (and securities convertible into equity securities) of the Ultimate Surviving Corporation immediately after the Second Effective Time.
The Closing
The Closing will occur as promptly as practicable, but in no event later than three business days, after the satisfaction or, if permissible, waiver of the conditions set forth in the Merger Agreement.
Representations, Warranties and Covenants
The Merger Agreement contains customary representations and warranties of the parties, which shall not survive the Closing.
The Merger Agreement includes customary covenants of the parties with respect to the operation of their respective businesses prior to the consummation of the Transactions and efforts to satisfy the conditions to consummation of the Mergers. The Merger Agreement also contains additional covenants of the parties, including, among others, covenants providing for the Company and BigBear.ai to use their commercially reasonable efforts to obtain all governmental and regulatory consents and approvals required in order to consummate the Transactions.
Incentive Plan
Prior to the Closing date, the Company will adopt, subject to the approval of the stockholders of the Company, (i) an equity incentive award plan for the Ultimate Surviving Corporation that (A) reserves an amount of GigCapital4 Common Stock for grant thereunder equal to ten percent (10%) of the fully diluted equity of the
Ultimate Surviving Corporation (rounded up the nearest whole share), and (B) includes an “evergreen” provision pursuant to which such award pool will automatically increase on the first day of each fiscal year beginning with the 2022 fiscal year in an amount equal to five percent (5%) of the shares of GigCapital4 Common Stock issued and outstanding on the last day of the immediately preceding fiscal year or such lesser amount as determined by the board of directors of the Ultimate Surviving Corporation, and (ii) an employee stock purchase plan, the proposed form and terms of which shall be prepared and delivered by the Company to BigBear.ai and shall be mutually agreed by the Company and BigBear.ai prior to the Closing date.
BigBear.ai and BBAI Holdings Exclusivity Restrictions
Pursuant to the terms of the Merger Agreement, from the date of the Merger Agreement to the Closing or, if earlier, the termination of the Merger Agreement in accordance with its terms, each of BigBear.ai and BBAI Holdings have agreed, among other things, not to, whether directly or indirectly, take, nor shall it permit any of its respective Affiliates or Representatives to take, whether directly or indirectly, any action to solicit, initiate or engage in discussions or negotiations with, or enter into any agreement with, or encourage, or provide information to, any Person (other than the Company or any of its Affiliates or Representatives) concerning an Acquisition Transaction.
GigCapital4 Exclusivity Restrictions
Pursuant to the terms of the Merger Agreement, from the date of the Merger Agreement to the Effective Time or, if earlier, the termination of the Merger Agreement in accordance with its terms, the Company has agreed among other things, not to take, whether directly or indirectly, any action to solicit, initiate, continue or engage in discussions or negotiations with, or enter into any agreement with, or encourage, respond, provide information to or commence due diligence with respect to, any person (other than BigBear.ai, its members or any of their Affiliates or Representatives), concerning, relating to or which is intended or is reasonably likely to give rise to or result in, any offer, inquiry, proposal or indication of interest, written or oral relating to any Business Combination proposal.
Conditions to Closing
Under the terms of the Merger Agreement, the obligations of the parties to consummate the Transactions are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of the following conditions: (i) the approval of the Company (the “Acquiror”) stockholder matters shall have been duly obtained in accordance with the Delaware general corporation law, the Acquiror organizational documents and the rules and regulations of Nasdaq; (ii) all required filings under the Hart-Scott-Rodino Antitrust Improvements Act of 1979, as amended (the “HSR Act”), shall have been completed and any applicable waiting period (and any extension thereof) applicable to the consummation of the Business Combination under the HSR Act shall have expired or been terminated, and any pre-Closing
approvals or clearances reasonably required thereunder shall have been obtained; (iii) there shall not be in force any Law enjoining or prohibiting the consummation of the Transactions or having the effect of making the Transactions illegal; (iv) the shares of GigCapital4 Common Stock issued in connection with the equity merger consideration shall have been listed on Nasdaq as of the Closing date; (v) upon the Closing, and after giving effect to the Acquiror stockholder redemption, the Company shall have net tangible assets of at least $5,000,001 (excluding assets of BigBear.ai); and (vi) upon the Closing, after giving effect to the Acquiror stockholder redemption the Company shall have cash and cash equivalents in the Trust Account, from the Note Financing (as defined below) and from any private placement of GigCapital4 Common Stock occurring after the date of the Merger Agreement and prior to the Closing of an aggregate amount not less than $350,000,000, prior to payment of any other liabilities of the Company outstanding as of the Closing.
Termination
The Merger Agreement allows the parties to terminate the agreement if certain conditions described in the Merger Agreement are satisfied. Additionally, under the Business Combination Agreement, either the Company or BigBear.ai may terminate the Merger Agreement if the Closing has not occurred on or before February 3, 2022 (the “Termination Date”); provided that, if any action for specific performance or other equitable relief by BBAI Holdings or BigBear.ai with respect to the Merger Agreement or any other Transaction Agreement or otherwise with respect to the Transactions is commenced or pending on or before the Termination Date, then the Termination Date shall be automatically extended without any further action by any party until the date that is thirty (30) days following the date on which a final, non-appealable
Governmental Order has been entered with respect to such Action and the Termination Date shall be deemed to be such later date for all purposes of the Merger Agreement.
Name Change
Upon the Closing, the Ultimate Surviving Corporation will be named BigBear.ai Holdings, Inc.
Sponsor Agreement
Contemporaneously with the execution of the Merger Agreement, the Company, the Sponsor, and the Underwriters entered into the Sponsor Agreement (the “Sponsor Agreement”), pursuant to which the Sponsor has confirmed, among other things, (i) the termination of that certain Administrative Services Agreement, dated as of February 1, 2021 (the “Administrative Services Agreement”), between the Company and Sponsor’s affiliate GigManagement, LLC (the “Management Company”) upon the consummation of the Transactions and the payment on the Closing date of all amounts then owed to the Management Company by the Company pursuant to the Administrative Services Agreement, and that, thereupon, neither the Management Company nor any other affiliate of Sponsor shall continue to be entitled to receive payments pursuant to the Administrative Services Agreement following the consummation of the Transactions; (ii) that the promissory note referred to in paragraph 4(b) of the Insider Letter (as defined in the Sponsor Agreement) was repaid in full and extinguished upon the consummation of the Company’s Offering, and the Company has no further obligation or other liabilities thereunder; (iii) that upon payment to Sponsor on the Closing date of any amounts owed to Sponsor by the Company for Sponsor Expenses (as defined in the Sponsor Agreement), the Company shall owe no further Sponsor Expenses to Sponsor following the consummation of the Transactions; (iv) that no portion of the Sponsor Expenses or any other loan made by Sponsor or any of its affiliates to the Company will be converted into equity securities of the Ultimate Surviving Corporation; (v) that the Underwriters (as defined in the Sponsor Agreement) exercised the Over-Allotment Option (as defined in the Sponsor Agreement) in full, and as such, there was no forfeiture by Sponsor of any of its Founder Shares (as defined in the Sponsor Agreement); and furthermore, Sponsor acknowledges that the size of the Company’s Offering was increased and, that as a result, the Company effected a stock dividend immediately prior to the consummation of its Offering in such amounts as to maintain the ownership of the stockholders of the Company prior to its initial public offering at 20.0% of the Company’s total issued and outstanding shares of the GigCapital4 Common Stock; and (vi) to waive any and all rights under Section 5 of the Insider Letter and acknowledges and agrees that Sponsor has no further rights under or pursuant to Section 5 of the Insider Letter, including any such right to purchase, receive or sell shares of the Company Common Stock or effect or receive a stock dividend or share contribution back to capital.
Voting and Support Agreement
Contemporaneously with the execution of the Merger Agreement, BBAI Holdings, BigBear.ai, Sponsor, Dorothy Hayes and Brad Weightman (each of Sponsor, Dorothy Hayes and Brad Weightman is referred to as a “Holder”) entered into the Voting and Support Agreement (the “Voting and Support Agreement”), pursuant to which each Holder agreed, among other things, to vote all of its respective shares of GigCapital4 Common Stock, including any shares of GigCapital4 Common Stock issued upon the exercise of any GigCapital4 Warrants, (i) in favor of the adoption of the Merger Agreement and the approval of the Transactions (including the Mergers), (ii)
in favor of the issuance of the Notes in connection with the First Merger and the Note Financing pursuant to the Subscription Agreements (including as required under Nasdaq), (iii) in favor of the amendment and restatement of the Certificate of Incorporation in the form of the Acquiror Charter attached as Exhibit A to the Merger Agreement, (iv) in favor of the approval of the adoption of the Management Equity Plans, (v) in favor of any other proposals the parties to the Merger Agreement agree are necessary or desirable to consummate the Transactions, (vi) against any action, proposal, transaction or agreement that would reasonably be expected to result in a breach of any representation, warranty, covenant, obligation or agreement of the Issuer contained in the Merger Agreement, (vii) in favor of the other Acquiror Stockholder Matters, (viii) for any proposal to adjourn or postpone the applicable Special Meeting to a later date if (and only if) there are not sufficient votes for approval of the Merger Agreement and the other Acquiror Stockholder Matters on the dates on which such meetings are held, and (ix) except as set forth in the proxy statement of Acquiror in connection with the Transactions, against the following actions or proposals: (A) any Business Combination Proposal or any proposal in opposition to approval of the Merger Agreement or in competition with or inconsistent with the Merger Agreement; and (B) (1) any change in the present capitalization of the Company or any amendment of the Certificate of Incorporation, except to the extent expressly contemplated by the Merger Agreement, (2) any liquidation, dissolution or other change in the Company’s corporate structure or business, (3) any action, proposal, transaction or agreement that would result in a breach in any material respect of any covenant, representation or warranty or other obligation or agreement of Holder under this Agreement or (4) any other action or proposal involving the Issuer or any of its subsidiaries that is intended, or would reasonably be expected, to prevent, impede, interfere with, delay, postpone or adversely affect the Transactions.
Investor Rights Agreement
Contemporaneously with the execution of the Merger Agreement, the Company, Sponsor, BBAI Holdings, the Underwriters and the Other Holders (as defined in the Investor Rights Agreement) entered into the Investor Rights Agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreements, BBAI Holdings and certain of its affiliates, (together, the “Partners”) have the right to nominate seven directors to Big Bear.ai Holdings, Inc.’s board of directors (the “Board”), at least four of whom will be independent directors, and the Sponsor has the right to nominate three directors to the Board, one of whom will be an independent director. Jointly, the Partners and Sponsor will nominate one director, by mutual agreement, who will be an independent director. Such rights to designate the directors is subject to certain beneficial ownership percentages as specified in the Investor Rights Agreement. Pursuant to the Investor Rights Agreement, certain parties will be entitled to certain registrations rights, including among other things, customary demand, shelf and piggy back rights, subject to customary cut back provisions. Pursuant to the Investor Rights Agreement, certain parties will agree not to sell, transfer, pledge or otherwise dispose of any shares of GigCapital4 Common Stock or GigCapital4 Warrants they received in connection with the Transactions or otherwise beneficially owned as of the Closing date for certain time periods specified therein.
Subscription Agreements and Indenture
Contemporaneously with the execution of the Merger Agreement, the Company entered into convertible note subscription agreements (the “Subscription Agreements”), each dated June 4, 2021, with certain institutional investors (the “Note Investors”), pursuant to which the Note Investors, upon the terms and subject to the conditions set forth in the respective Subscription Agreements, shall purchase from the Company, and the Company shall issue to the Note Investors, subject to the terms and conditions of an Indenture to be entered into in connection with the Closing between BigBear.ai Holdings, Inc. and Wilmington Trust, National Association, a national banking association, in its capacity as trustee thereunder, in substantially the form attached to the Subscription Agreement (the “Indenture”), $200,000,000 of unsecured convertible notes which shall bear interest at a rate of 6.0% per annum, payable semi-annually, and be convertible into shares of common stock at an initial conversion price of $11.50 (subject to adjustment) in accordance with the terms thereof, and shall mature five years after their issuance. The Notes are not redeemable by the Company.
In the event that a holder of the Notes elects to convert the Notes (a) prior to the third anniversary of the initial issuance of the Notes, the Company will be obligated to pay an amount equal to twelve months of interest or (b) on or after the third anniversary of the initial issuance of the Notes but prior to the fourth anniversary of the initial issuance of the Notes, any accrued and unpaid interest plus any remaining amounts that would be owed up to, but excluding, the fourth anniversary of the initial issuance of the Notes. In certain circumstances, the Company may force conversion of the Notes after the first anniversary of the initial issuance of the Notes, subject to a holder’s prior right to convert, if the last reported sale price of the Common Stock exceeds 130% of the conversion price for 20 trading days (whether or not consecutive) during the 30 trading day period ending on, and including, the last trading day of the immediately preceding calendar quarter and the
30-day
average daily trading volume ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to $3,000,000 for the first two years after the initial issuance of the Notes and $2,000,000 thereafter.
If a Fundamental Change (as defined in the Indenture) occurs prior to the maturity date, holders of the Notes will have the right to require the Company to repurchase all or any portion of their Notes in principal amounts of $1,000 or an integral multiple thereof, at a repurchase price equal to the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.
Following certain corporate events that occur prior to the maturity date or if the Company exercises its mandatory conversion right in connection with such corporate events, the Company will in certain circumstances increase the conversion rate for a holder who elects to convert its Notes in connection with such corporate events or has been forced to convert its Notes in connection with such corporate events, as the case may be.
The Notes will be offered only to persons reasonably believed to be qualified institutional buyers in reliance on Rule 144A under the Securities Act. The Notes and any common stock of the Company issuable upon conversion have not been registered under the Securities Act or the securities laws of any other jurisdiction and may not be offered or sold in the United States without registration or an applicable exemption from registration requirements.
The Company shall be obligated to register the Notes and the shares issuable upon conversion of the Notes. The obligations of the Note Investors to consummate the subscriptions provided for in the Subscription Agreements are conditioned upon, among other things, (i) there shall have been no amendment, waiver or modification to the Merger Agreement that materially and adversely affects the Company or the Note Investor’s investment in the Company, other than amendments, waivers or modifications pursuant to the terms of the Merger Agreement, (ii) the Company shall not have entered into any Other Subscription Agreement (as defined in the Subscription Agreement), including through amendment, waiver or modification of the terms of an any Other Subscription Agreement, with a lower purchase price per $1,000 principal amount of the Notes or other terms (economic or otherwise) substantially more favorable to such other subscriber or investor than as set forth in the Subscription Agreement unless the Note Investor has been offered substantially the same terms or benefits; and (iii) there has not occurred any Company Material Adverse Effect (as defined in the Merger Agreement) or Company Material Adverse Effect (as defined in the Subscription Agreement).